SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details) - Stock Option Plan [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2021 shares $ / shares	Sep. 30, 2020 shares	Dec. 31, 2020 shares $ / shares
Reserve Quantities [Line Items]
Issued	3,185,000	7,850,000
Post-consolidation Basis [Member]
Reserve Quantities [Line Items]
Outstanding, beginning of the period	7,978,725	2,130,550	2,130,550
Weighted Average Exercise Price, Outstanding at beginning of the period | $ / shares	$ 0.17		$ 1.51
Issued	3,185,000		7,850,000
Weighted Average Exercise Price, Issued | $ / shares	$ 0.32		$ 0.15
Cancelled / expired	(603,100)		(2,001,825)
Weighted Average Exercise Price, Cancelled / expired | $ / shares	$ 0.33		$ 1.51
Outstanding, end of the period	10,560,625		7,978,725
Weighted Average Exercise Price, Outstanding at end of the period | $ / shares	$ 0.21		$ 0.17